Discontinued Operations (Details) - Schedule of Discontinued Operations, Net of Tax - Discontinued Operations [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022 [1]
Schedule of Discontinued Operations, Net of Tax [Abstract]
Interest income		$ 147
Interest cost and operating expenses		(1,177)
Loss from discontinued operations before income tax		(1,030)
Income tax expense		(1)
Net Loss from discontinued operations, net		$ (1,031)

[1]	The result of discontinued operations included those of discontinued operations from January 1, 2022 to March 1, 2022.